SHARE-BASED COMPENSATION - Stock option activity (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Outstanding as of beginning (in shares)	5,130,218	4,202,087	3,576,403
Granted (in shares)	1,150,000	1,275,000	1,015,000
Exercised (in shares)	(561,081)	(346,869)	(347,316)
Forfeited or expired (in shares)	(259,261)		(42,000)
Outstanding as of ending (in shares)	5,459,876	5,130,218	4,202,087	3,576,403
Vested and Expected to Vest Options as of December 31 (in shares)	5,021,286
Exercisable Options as of December 31 (in shares)	2,286,217
Weighted Average Exercise Price
Outstanding as of beginning (in $/share)	$ 16.6162	$ 6.0304	$ 3.0508
Granted (in $/share)	62.6847	49.442	14.45
Exercised (in $/share)	13.9818	7.9775	1.007
Forfeited or expired (in $/share)	5.0433		6
Outstanding as of ending (in $/share)	27.1428	16.6162	6.0304	$ 3.0508
Vested and Expected to Vest Options as of December 31 (in $/share)	15.3838
Exercisable Options as of December 31 (in $/share)	28.8146
Weighted Average Grant Date Fair Value
Outstanding as of beginning (in $/share)	7.1954	3.1048	2.2782
Granted (in $/share)	24.2127	19.6808	5.8298
Exercised (in $/share)	5.4451	3.1139	2.5695
Forfeited or expired (in $/share)	2.4485		2.0797
Outstanding as of ending (in $/share)	11.1722	$ 7.1954	$ 3.1048	$ 2.2782
Vested and Expected to Vest Options as of December 31 (in $/share)	6.4514
Exercisable Options as of December 31 (in $/share)	$ 10.4306
Weighted Average Remaining Term (Years)
Outstanding (in years)	7 years 3 months	7 years 2 months 1 day	8 years 2 months 12 days	8 years 5 months 4 days
Vested and Expected to Vest Options as of December 31 (in years)	6 years 2 months 8 days
Exercisable Options as of December 31 (in years)	7 years 5 months 23 days
Aggregate Intrinsic Value
Outstanding	$ 359,681	$ 273,358	$ 31,109	$ 10,473
Vested and Expected to Vest Options as of December 31, 2023	13,924
Exercisable Options as of December 31	$ 16,282